Schedule of Investments (unaudited)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc.(a)	150,568	$ 7,719,622
Astronics Corp.(a)	71,267	1,126,019
Cubic Corp.	33,774	2,345,604
HEICO Corp., Class A	10,503	1,215,827
Mercury Systems, Inc.(a)	27,826	1,818,707
Moog, Inc., Class A	44,992	3,494,079
PAE, Inc.(a)	243,441	1,988,913
		19,708,771
Air Freight & Logistics — 0.9%
Echo Global Logistics, Inc.(a)	314,298	8,756,342
Forward Air Corp.	103,005	8,834,739
Hub Group, Inc., Class A(a)	235,465	13,558,075
Radiant Logistics, Inc.(a)	23,831	161,336
		31,310,492
Airlines — 0.4%
Hawaiian Holdings, Inc.	220,422	5,911,718
Mesa Air Group, Inc.(a)	93,800	1,144,360
Spirit Airlines, Inc.(a)	185,954	6,672,030
		13,728,108
Auto Components — 1.2%
Cooper-Standard Holdings, Inc.(a)	94,509	3,385,312
Dana, Inc.	149,116	3,550,452
Fox Factory Holding Corp.(a)	82,362	10,472,328
Gentherm, Inc.(a)	13,490	954,957
Goodyear Tire & Rubber Co.	90,645	1,523,743
LCI Industries	68,876	9,707,384
Modine Manufacturing Co.(a)	68,476	949,762
Tenneco, Inc., Class A(a)	62,472	695,938
Visteon Corp.(a)	91,813	11,675,859
		42,915,735
Automobiles — 0.3%
Winnebago Industries, Inc.	155,125	10,796,700
Banks — 6.6%
ACNB Corp.	12,045	332,562
Ameris Bancorp	31,249	1,488,702
BancFirst Corp.	98,537	6,294,544
Bancorp, Inc.(a)	190,539	3,862,226
Bank of Commerce Holdings	50,450	548,392
BankFinancial Corp.	44,805	423,407
Bankwell Financial Group, Inc.	5,740	142,352
Banner Corp.	66,782	3,457,972
Berkshire Hills Bancorp, Inc.	122,115	2,461,838
Cadence BanCorp	113,536	2,329,759
Capital City Bank Group, Inc.	131,563	3,248,291
Capstar Financial Holdings, Inc.	52,415	849,647
Carter Bankshares, Inc.(a)	27,570	326,153
Cathay General Bancorp	124,319	4,679,367
CIT Group, Inc.	182,491	8,275,967
Community Bankers Trust Corp.	7,421	57,587
Community Trust Bancorp, Inc.	42,081	1,719,430
Customers Bancorp, Inc.(a)	15,485	414,688
CVB Financial Corp.	52,316	1,120,086
Dime Community Bancshares, Inc.	14,196	417,504
Equity Bancshares, Inc., Class A(a)	9,099	236,574
Farmers National Banc Corp.	23,979	331,869
Financial Institutions, Inc.	25,507	698,382
First BanCorp	149,870	1,572,136
First Busey Corp.	37,455	857,345
First Commonwealth Financial Corp.	74,596	1,000,332
Security	Shares	Value
Banks (continued)
First Community Bankshares, Inc.	72,835	$ 1,868,946
First Financial Bankshares, Inc.	20,147	899,765
First Financial Corp.	30,813	1,305,855
First Financial Northwest, Inc.	137,142	1,821,246
First Horizon Corp.	190,227	3,081,677
First Interstate BancSystem, Inc., Class A	493,589	22,418,812
First United Corp.	33,701	609,988
Fulton Financial Corp.	605,946	9,361,866
Glacier Bancorp, Inc.	190,279	10,313,122
Hancock Whitney Corp.	221,666	8,367,892
HBT Financial, Inc.	160,708	2,593,827
Heartland Financial USA, Inc.	277,096	12,951,467
Heritage Commerce Corp.	238,566	2,268,763
Independent Bank Corp.	106,798	2,207,515
Independent Bank Group, Inc.	12,163	847,639
International Bancshares Corp.	18,441	803,659
Investors Bancorp, Inc.	1,609,306	21,468,142
Lakeland Bancorp, Inc.	118,103	1,851,855
Lakeland Financial Corp.	15,701	1,082,584
Macatawa Bank Corp.	4,906	43,320
Mercantile Bank Corp.	60,215	1,760,687
Midland States Bancorp, Inc.	80,730	1,977,885
National Bank Holdings Corp., Class A	1,412	54,715
Northrim BanCorp, Inc.	90,983	3,501,936
OceanFirst Financial Corp.	248,559	5,401,187
Pacific Mercantile Bancorp(a)	195,391	1,445,893
Peapack-Gladstone Financial Corp.	101,902	2,803,324
Preferred Bank/Los Angeles CA	11,314	655,646
QCR Holdings, Inc.	7,200	298,080
Republic Bancorp, Inc., Class A	38,426	1,615,429
Republic First Bancorp, Inc.(a)	1,444,751	5,128,866
Sandy Spring Bancorp, Inc.	323,172	12,144,804
Sierra Bancorp	94,257	2,248,029
Simmons First National Corp., Class A	28,041	821,041
SmartFinancial, Inc.	38,659	811,839
South Plains Financial, Inc.	45,542	878,961
South State Corp.	75,347	5,941,864
Southern National Bancorp of Virginia, Inc.	58,302	827,888
Synovus Financial Corp.	36,835	1,558,489
Texas Capital Bancshares, Inc.(a)	49,616	3,780,739
TriCo Bancshares	24,011	1,034,154
TriState Capital Holdings, Inc.(a)	336,042	7,712,164
Triumph Bancorp, Inc.(a)	56,737	4,351,728
UMB Financial Corp.	18,292	1,543,296
United Community Banks, Inc.	108,070	3,572,794
United Security Bancshares	1,880	14,025
Univest Financial Corp.	107,183	2,695,652
Washington Trust Bancorp, Inc.	70,219	3,338,913
WesBanco, Inc.	72,592	2,343,270
West Bancorporation, Inc.	15,647	357,221
Wintrust Financial Corp.	31,454	2,316,902
		236,252,473
Biotechnology — 9.3%
89bio, Inc.(a)	41,155	1,010,767
ACADIA Pharmaceuticals, Inc.(a)	45,239	2,215,354
Agenus, Inc.(a)	520,031	2,080,124
Akebia Therapeutics, Inc.(a)(b)	263,155	910,516
Akero Therapeutics, Inc.(a)	49,183	1,495,163
Alector, Inc.(a)(b)	265,993	4,835,753
Allakos, Inc.(a)	5,570	674,973
Allogene Therapeutics, Inc.(a)	94,424	3,277,457
Allovir, Inc.(a)	17,276	631,611

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
ALX Oncology Holdings, Inc.(a)	8,136	$ 653,239
Amicus Therapeutics, Inc.(a)	177,173	2,175,684
Anika Therapeutics, Inc.(a)	27,944	1,025,545
Apellis Pharmaceuticals, Inc.(a)(b)	20,883	1,005,934
Applied Therapeutics, Inc.(a)	9,204	199,911
Aptinyx, Inc.(a)	180,087	659,118
Arcus Biosciences, Inc.(a)	116,990	4,125,067
Arcutis Biotherapeutics, Inc.(a)	55,743	1,904,738
Arena Pharmaceuticals, Inc.(a)	8,484	681,689
Arrowhead Pharmaceuticals, Inc.(a)	63,914	5,091,389
Assembly Biosciences, Inc.(a)	28,778	146,192
Atara Biotherapeutics, Inc.(a)	127,682	2,142,504
Athenex, Inc.(a)(b)	169,138	2,046,570
Athersys, Inc.(a)	318,623	649,991
Avidity Biosciences, Inc.(a)	85,805	2,070,475
Avrobio, Inc.(a)	175,280	1,928,080
Beyondspring, Inc.(a)	14,359	186,380
BioAtla, Inc.(a)(b)	42,870	2,276,397
BioCryst Pharmaceuticals, Inc.(a)	278,246	2,999,492
Biohaven Pharmaceutical Holding Co. Ltd.(a)	9,409	799,577
Bioxcel Therapeutics, Inc.(a)	37,906	2,032,141
Black Diamond Therapeutics, Inc.(a)	179,513	5,026,364
Blueprint Medicines Corp.(a)(b)	49,410	4,853,050
Bridgebio Pharma, Inc.(a)(b)	163,880	11,583,038
Calithera Biosciences, Inc.(a)(b)	116,699	340,761
CareDx, Inc.(a)	7,029	555,853
ChemoCentryx, Inc.(a)	33,747	2,289,397
Clovis Oncology, Inc.(a)(b)	156,119	935,153
Coherus Biosciences, Inc.(a)(b)	179,739	2,918,961
Crinetics Pharmaceuticals, Inc.(a)	27,426	419,344
Cue Biopharma, Inc.(a)	57,322	780,152
Deciphera Pharmaceuticals, Inc.(a)	28,778	1,259,901
Denali Therapeutics, Inc.(a)(b)	26,591	1,909,234
Dynavax Technologies Corp.(a)	130,286	1,140,003
Dyne Therapeutics, Inc.(a)	63,241	1,168,061
Editas Medicine, Inc.(a)	67,634	2,966,427
Emergent BioSolutions, Inc.(a)(b)	74,979	7,197,984
Enanta Pharmaceuticals, Inc.(a)	85,655	4,224,505
Epizyme, Inc.(a)(b)	72,971	699,792
Fate Therapeutics, Inc.(a)	55,814	5,007,632
FibroGen, Inc.(a)(b)	177,281	8,869,368
Flexion Therapeutics, Inc.(a)	188,752	2,080,047
Frequency Therapeutics, Inc.(a)	98,963	4,869,969
G1 Therapeutics, Inc.(a)	152,110	3,361,631
Gossamer Bio, Inc.(a)	155,693	1,463,514
Halozyme Therapeutics, Inc.(a)	209,989	9,502,002
Harpoon Therapeutics, Inc.(a)	102,679	1,980,678
Heron Therapeutics, Inc.(a)(b)	289,136	5,227,579
Homology Medicines, Inc.(a)	25,471	273,559
IGM Biosciences, Inc.(a)	5,512	481,914
Inovio Pharmaceuticals, Inc.(a)	185,306	2,056,897
Inozyme Pharma, Inc.(a)	21,346	426,920
Insmed, Inc.(a)	11,561	413,537
Intellia Therapeutics, Inc.(a)	25,311	1,530,303
Intercept Pharmaceuticals, Inc.(a)(b)	98,270	2,128,528
Invitae Corp.(a)	160,534	6,442,229
iTeos Therapeutics, Inc.(a)	11,328	471,018
Kadmon Holdings, Inc.(a)	2,358	10,823
Karuna Therapeutics, Inc.(a)	15,986	1,997,611
Karyopharm Therapeutics, Inc.(a)	417,278	5,766,782
Kiniksa Pharmaceuticals Ltd., Class A(a)	30,110	619,363
Kodiak Sciences, Inc.(a)	7,394	953,900
Security	Shares	Value
Biotechnology (continued)
Kymera Therapeutics, Inc.(a)	31,482	$ 1,510,506
Ligand Pharmaceuticals, Inc.(a)(b)	11,321	1,677,999
MacroGenics, Inc.(a)	272,519	6,815,700
Madrigal Pharmaceuticals, Inc.(a)	55,467	6,722,046
Magenta Therapeutics, Inc.(a)	24,900	261,699
Mirati Therapeutics, Inc.(a)	66,301	13,321,197
Mirum Pharmaceuticals, Inc.(a)	64,305	1,180,640
Myriad Genetics, Inc.(a)	144,301	4,399,738
Natera, Inc.(a)	140,631	16,325,853
NextCure, Inc.(a)	285,934	3,248,210
Novavax, Inc.(a)	77,597	17,942,754
Nurix Therapeutics, Inc.(a)	16,803	598,355
OPKO Health, Inc.(a)(b)	653,149	2,939,171
Oyster Point Pharma, Inc.(a)(b)	123,447	2,445,485
Pandion Therapeutics, Inc.(a)	19,684	1,184,977
Passage Bio, Inc.(a)	104,936	1,890,947
Poseida Therapeutics, Inc.(a)(b)	166,202	1,834,870
Precision BioSciences, Inc.(a)	25,758	308,066
PTC Therapeutics, Inc.(a)(b)	51,582	2,945,332
Puma Biotechnology, Inc.(a)	84,684	843,453
Radius Health, Inc.(a)	61,564	1,145,706
REGENXBIO, Inc.(a)	57,476	2,351,343
Relay Therapeutics, Inc.(a)	7,720	318,604
Replimune Group, Inc.(a)	14,810	512,870
REVOLUTION Medicines, Inc.(a)	46,662	2,131,520
Rigel Pharmaceuticals, Inc.(a)	785,009	3,257,787
Sana Biotechnology, Inc.(a)	101,816	3,129,824
Seres Therapeutics, Inc.(a)(b)	204,304	3,889,948
Silverback Therapeutics, Inc.(a)(b)	92,323	4,437,043
Solid Biosciences, Inc.(a)	93,566	745,721
Sorrento Therapeutics, Inc.(a)(b)	78,765	761,658
Spectrum Pharmaceuticals, Inc.(a)	1,096,457	3,760,848
SpringWorks Therapeutics, Inc.(a)	15,305	1,316,995
Sutro Biopharma, Inc.(a)	142,383	3,160,903
Taysha Gene Therapies, Inc.(a)(b)	28,653	733,230
TCR2 Therapeutics, Inc.(a)	15,227	402,906
TG Therapeutics, Inc.(a)	50,150	2,195,066
Travere Therapeutics, Inc.(a)	156,537	4,824,470
Turning Point Therapeutics, Inc.(a)	6,277	740,121
Twist Bioscience Corp.(a)	49,853	6,861,767
Ultragenyx Pharmaceutical, Inc.(a)(b)	109,797	15,540,667
UNITY Biotechnology, Inc.(a)	28,980	197,354
UroGen Pharma Ltd.(a)	45,934	875,043
Veracyte, Inc.(a)	112,558	6,535,118
Viela Bio, Inc.(a)	29,036	1,544,715
Vir Biotechnology, Inc.(a)(b)	66,862	4,187,567
Xencor, Inc.(a)	41,861	2,062,491
Y-mAbs Therapeutics, Inc.(a)	11,845	416,589
		334,570,487
Building Products — 1.3%
AAON, Inc.	9,747	751,494
Advanced Drainage Systems, Inc.	69,539	7,650,681
Builders FirstSource, Inc.(a)	385,160	16,663,947
Gibraltar Industries, Inc.(a)	55,080	4,811,238
Masonite International Corp.(a)	12,716	1,395,199
Resideo Technologies, Inc.(a)	229,114	5,503,318
Trex Co., Inc.(a)	110,701	10,144,640
		46,920,517
Capital Markets — 2.8%
Ares Management Corp., Class A	65,917	3,426,366
Artisan Partners Asset Management, Inc., Class A	89,386	4,245,835
Assetmark Financial Holdings, Inc.(a)	269,365	6,365,095

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Cohen & Steers, Inc.	187,605	$ 12,078,010
Donnelley Financial Solutions, Inc.(a)	102,909	2,674,605
Federated Hermes, Inc.	94,813	2,533,403
Hamilton Lane, Inc., Class A	312,767	27,961,370
Houlihan Lokey, Inc.	194,048	12,333,691
Moelis & Co., Class A	229,742	11,863,877
PJT Partners, Inc., Class A	13,573	946,309
Stifel Financial Corp.	100,752	6,153,932
Virtus Investment Partners, Inc.	36,622	9,188,460
WisdomTree Investments, Inc.	227,971	1,208,246
		100,979,199
Chemicals — 2.7%
Amyris, Inc.(a)	63,728	879,446
Avient Corp.	363,492	15,710,124
Balchem Corp.	43,620	5,206,483
HB Fuller Co.	713,381	39,999,273
Ingevity Corp.(a)	40,992	2,848,124
Innospec, Inc.	19,733	1,982,180
Kronos Worldwide, Inc.	41,099	593,881
Livent Corp.(a)	651,897	12,138,322
PQ Group Holdings, Inc.	49,327	757,663
Stepan Co.	27,850	3,361,217
Trinseo SA	189,226	12,244,814
		95,721,527
Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	352,273	2,853,411
BrightView Holdings, Inc.(a)	187,684	2,986,052
Brink’s Co.	105,256	8,086,819
CECO Environmental Corp.(a)	8,000	65,600
Cimpress PLC(a)(b)	33,618	3,330,871
Ennis, Inc.	42,219	836,781
Herman Miller, Inc.	275,889	10,581,723
KAR Auction Services, Inc.	23,623	328,596
Kimball International, Inc., Class B	474,368	6,138,322
Knoll, Inc.	43,306	706,321
Matthews International Corp., Class A	134,790	4,812,003
McGrath RentCorp	128,020	9,942,033
MSA Safety, Inc.	22,456	3,615,192
Steelcase, Inc., Class A	341,602	4,761,932
Tetra Tech, Inc.	55,849	7,727,826
Viad Corp.	30,466	1,274,697
		68,048,179
Communications Equipment — 0.4%
Applied Optoelectronics, Inc.(a)	5,770	53,805
Calix, Inc.(a)	195,834	7,737,401
Casa Systems, Inc.(a)	103,122	846,632
Ciena Corp.(a)	39,372	2,054,037
Extreme Networks, Inc.(a)	97,451	893,626
Lumentum Holdings, Inc.(a)	10,016	901,440
TESSCO Technologies, Inc.	91,112	638,695
		13,125,636
Construction & Engineering — 1.7%
Ameresco, Inc., Class A(a)(b)	107,077	6,116,238
EMCOR Group, Inc.	179,974	17,524,068
MasTec, Inc.(a)	225,835	19,591,186
Matrix Service Co.(a)	50,835	689,831
MYR Group, Inc.(a)	53,821	3,172,748
Tutor Perini Corp.(a)	61,092	898,053
WillScot Mobile Mini Holdings Corp.(a)(b)	441,114	12,232,091
		60,224,215
Security	Shares	Value
Construction Materials — 0.4%
Forterra, Inc.(a)	115,104	$ 2,678,470
Summit Materials, Inc., Class A(a)	286,404	7,936,255
U.S. Concrete, Inc.(a)(b)	55,593	2,860,816
		13,475,541
Consumer Finance — 0.4%
Encore Capital Group, Inc.(a)	8,601	287,445
FirstCash, Inc.	76,147	4,821,628
LendingClub Corp.(a)	108,166	1,164,948
PRA Group, Inc.(a)	61,300	2,259,518
PROG Holdings, Inc.	90,193	4,509,650
Regional Management Corp.	63,050	2,040,929
		15,084,118
Containers & Packaging — 0.0%
Ranpak Holdings Corp.(a)	42,697	768,973
Diversified Consumer Services — 0.5%
Franchise Group, Inc.	81,510	2,859,371
Regis Corp.(a)	60,157	706,845
Strategic Education, Inc.	81,224	7,384,886
WW International, Inc.(a)(b)	267,438	7,886,746
		18,837,848
Diversified Financial Services — 0.2%
Cannae Holdings, Inc.(a)	238,092	8,892,736
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	2,906	141,464
Bandwidth, Inc., Class A(a)(b)	54,308	8,600,215
Liberty Latin America Ltd., Class C(a)	310,363	3,401,579
Ooma, Inc.(a)	56,956	899,905
ORBCOMM, Inc.(a)	77,080	588,120
Radius Global Infrastructure, Inc., Class A(a)	308,480	3,818,982
		17,450,265
Electric Utilities — 0.4%
IDACORP, Inc.	70,564	6,085,439
PNM Resources, Inc.	59,716	2,866,965
Portland General Electric Co.	137,243	5,786,165
		14,738,569
Electrical Equipment — 2.3%
Bloom Energy Corp., Class A(a)	184,156	5,253,971
EnerSys	6,802	614,084
FuelCell Energy, Inc.(a)	167,454	2,836,671
Generac Holdings, Inc.(a)	61,955	20,417,890
LSI Industries, Inc.	73,401	662,077
Plug Power, Inc.(a)	504,100	24,388,358
Sunrun, Inc.(a)	368,795	23,079,191
TPI Composites, Inc.(a)	129,034	6,149,760
		83,402,002
Electronic Equipment, Instruments & Components — 2.7%
Benchmark Electronics, Inc.	33,616	954,694
ePlus, Inc.(a)	99,099	9,370,801
FARO Technologies, Inc.(a)	136,493	12,756,636
II-VI, Inc.(a)	23,659	1,994,454
Insight Enterprises, Inc.(a)(b)	126,797	10,598,961
Iteris, Inc.(a)	34,503	190,112
Itron, Inc.(a)	30,458	3,570,896
Knowles Corp.(a)	371,556	7,724,649
Methode Electronics, Inc.	149,655	5,826,069
nLight, Inc.(a)	11,196	426,792
Novanta, Inc.(a)	8,153	1,078,886
OSI Systems, Inc.(a)(b)	201,931	19,106,711
PAR Technology Corp.(a)(b)	108,960	9,466,445

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc.	184,930	$ 8,508,629
ScanSource, Inc.(a)	143,204	4,072,722
		95,647,457
Energy Equipment & Services — 0.8%
Archrock, Inc.	564,003	5,814,871
Cactus, Inc., Class A	156,112	4,975,290
ChampionX Corp.(a)	302,234	6,428,517
Dril-Quip, Inc., Class A(a)	22,441	762,096
Helix Energy Solutions Group, Inc.(a)	187,695	919,706
Liberty Oilfield Services, Inc., Class A	140,431	1,641,638
Natural Gas Services Group, Inc.(a)	4,900	50,960
Oceaneering International, Inc.(a)	423,961	5,002,740
Oil States International, Inc.(a)	114,907	842,268
Solaris Oilfield Infrastructure, Inc., Class A	141,390	1,669,816
		28,107,902
Entertainment — 0.2%
Eros International PLC(a)	2,140,859	3,917,772
Gaia, Inc.(a)	37,818	360,027
Glu Mobile, Inc.(a)	191,320	2,387,674
IMAX Corp.(a)	82,606	1,707,466
		8,372,939
Equity Real Estate Investment Trusts (REITs) — 4.1%
Acadia Realty Trust	657,850	12,439,943
Agree Realty Corp.	63,093	4,073,284
Alexander & Baldwin, Inc.	71,727	1,253,071
Apartment Investment and Management Co., Class A	1,279,988	6,092,743
Armada Hoffler Properties, Inc.	183,159	2,364,583
Broadstone Net Lease, Inc., Class A	649,256	11,745,041
CareTrust REIT, Inc.	62,797	1,392,837
City Office REIT, Inc.	344,605	3,501,187
Colony Capital, Inc.	1,215,983	7,198,619
CorePoint Lodging, Inc.	425,197	3,873,545
DiamondRock Hospitality Co.(a)	348,258	3,524,371
Easterly Government Properties, Inc.	31,207	685,930
Essential Properties Realty Trust, Inc.	107,578	2,495,810
First Industrial Realty Trust, Inc.	161,796	6,910,307
Four Corners Property Trust, Inc.	361,066	9,781,278
Gladstone Land Corp.	29,993	536,575
Global Net Lease, Inc.	61,713	1,146,628
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	180,404	10,144,117
Macerich Co.	481,549	6,221,613
National Storage Affiliates Trust	269,290	10,381,129
NexPoint Residential Trust, Inc.	100,202	4,112,290
Pebblebrook Hotel Trust	113,341	2,568,307
Plymouth Industrial REIT, Inc.	128,365	1,915,206
QTS Realty Trust, Inc., Class A	242,877	15,087,519
Retail Properties of America, Inc., Class A	129,027	1,358,654
Retail Value, Inc.	59,405	992,064
RPT Realty	82,590	906,012
Ryman Hospitality Properties, Inc.	41,323	3,193,855
Seritage Growth Properties, Class A(a)	92,313	1,863,799
SITE Centers Corp.	292,311	3,899,429
Terreno Realty Corp.	74,925	4,198,797
		145,858,543
Food & Staples Retailing — 0.9%
Chefs’ Warehouse, Inc.(a)(b)	261,377	8,139,280
Performance Food Group Co.(a)(b)	249,066	13,509,340
PriceSmart, Inc.	46,983	4,531,510
Rite Aid Corp.(a)(b)	60,759	1,189,661
Security	Shares	Value
Food & Staples Retailing (continued)
United Natural Foods, Inc.(a)	37,685	$ 996,768
Weis Markets, Inc.	64,481	3,446,510
		31,813,069
Food Products — 1.1%
Calavo Growers, Inc.	18,532	1,394,533
Freshpet, Inc.(a)	102,203	15,931,404
Hostess Brands, Inc.(a)(b)	323,926	4,661,295
John B. Sanfilippo & Son, Inc.	24,239	2,095,704
Simply Good Foods Co(a)	40,103	1,169,804
Vital Farms, Inc.(a)(b)	485,609	13,169,716
		38,422,456
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	8,157	540,156
New Jersey Resources Corp.	249,740	9,812,285
Northwest Natural Holding Co.	19,213	922,032
ONE Gas, Inc.	32,129	2,151,679
South Jersey Industries, Inc.	99,928	2,509,192
Southwest Gas Holdings, Inc.	259,478	16,178,453
		32,113,797
Health Care Equipment & Supplies — 3.1%
Accuray, Inc.(a)	385,489	1,919,735
Alphatec Holdings, Inc.(a)	68,596	1,100,966
AtriCure, Inc.(a)	50,754	3,312,714
Atrion Corp.	5,349	3,342,590
Axonics Modulation Technologies, Inc.(a)(b)	11,202	563,573
Cantel Medical Corp.	104,229	7,742,130
Cardiovascular Systems, Inc.(a)	135,004	5,575,665
Cerus Corp.(a)	191,832	1,177,848
CONMED Corp.	25,925	3,190,331
CryoLife, Inc.(a)	170,018	4,292,954
CryoPort, Inc.(a)	27,772	1,650,768
GenMark Diagnostics, Inc.(a)	32,868	642,569
Globus Medical, Inc., Class A(a)	72,883	4,555,187
Heska Corp.(a)	73,528	13,852,675
Inogen, Inc.(a)	30,940	1,624,041
Integer Holdings Corp.(a)	38,053	3,355,894
Intersect ENT, Inc.(a)	84,641	1,930,661
iRhythm Technologies, Inc.(a)	16,106	2,591,455
LeMaitre Vascular, Inc.	105,711	5,432,488
LivaNova PLC(a)	80,553	6,246,080
Meridian Bioscience, Inc.(a)(b)	46,865	987,914
Mesa Laboratories, Inc.	4,856	1,320,395
Natus Medical, Inc.(a)	196,880	5,101,161
Neogen Corp.(a)(b)	51,798	4,243,292
Nevro Corp.(a)	70,559	11,654,936
Novocure Ltd.(a)	5,257	783,819
NuVasive, Inc.(a)	35,692	2,153,298
SeaSpine Holdings Corp.(a)	31,050	587,466
Shockwave Medical, Inc.(a)	23,912	2,791,965
SI-BONE, Inc.(a)	3,227	101,296
Silk Road Medical, Inc.(a)	10,270	562,488
Surgalign Holdings, Inc.(a)	7,022	17,134
Tactile Systems Technology, Inc.(a)	133,666	6,792,906
Varex Imaging Corp.(a)	62,205	1,426,361
		112,624,755
Health Care Providers & Services — 2.0%
1Life Healthcare, Inc.(a)	192,075	9,125,483
AMN Healthcare Services, Inc.(a)	85,643	6,240,805
CorVel Corp.(a)	24,268	2,463,202
Covetrus, Inc.(a)	30,096	1,118,367
HealthEquity, Inc.(a)(b)	59,060	4,863,591

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
LHC Group, Inc.(a)	36,608	$ 6,652,040
Magellan Health, Inc.(a)	28,604	2,669,325
Option Care Health, Inc.(a)	70,735	1,357,405
Owens & Minor, Inc.(b)	31,486	1,070,839
Patterson Cos., Inc.	309,076	9,599,901
PetIQ, Inc.(a)	86,771	2,990,996
Progyny, Inc.(a)	40,189	1,691,555
R1 RCM, Inc.(a)	58,582	1,619,206
Select Medical Holdings Corp.(a)	186,745	5,910,479
Signify Health, Inc., Class A(a)	141,149	4,660,740
Tenet Healthcare Corp.(a)	28,328	1,445,295
U.S. Physical Therapy, Inc.	62,346	7,309,445
Viemed Healthcare, Inc.(a)	109,897	1,036,329
		71,825,003
Health Care Technology — 1.7%
Allscripts Healthcare Solutions, Inc.(a)	47,339	730,441
Castlight Health, Inc., Class B(a)	160,660	273,122
Certara, Inc.(a)(b)	91,614	3,174,425
Evolent Health, Inc., Class A(a)(b)	79,533	1,602,590
Health Catalyst, Inc.(a)	48,666	2,359,814
HMS Holdings Corp.(a)	78,803	2,898,768
Inovalon Holdings, Inc., Class A(a)	352,702	8,662,361
Inspire Medical Systems, Inc.(a)	20,562	4,786,628
NextGen Healthcare, Inc.(a)	32,689	611,284
Omnicell, Inc.(a)(b)	78,353	9,942,996
Phreesia, Inc.(a)	193,548	11,854,815
Tabula Rasa HealthCare, Inc.(a)	27,053	1,096,999
Teladoc Health, Inc.(a)(b)	17,296	3,823,973
Vocera Communications, Inc.(a)	207,778	8,901,210
		60,719,426
Hotels, Restaurants & Leisure — 4.3%
Accel Entertainment, Inc.(a)	233,223	2,586,443
Caesars Entertainment, Inc.(a)	70,019	6,542,575
Cheesecake Factory, Inc.	247,101	13,578,200
Churchill Downs, Inc.	29,546	6,814,194
Chuy’s Holdings, Inc.(a)	34,295	1,406,095
Cracker Barrel Old Country Store, Inc.	42,248	6,542,948
Dine Brands Global, Inc.	103,610	8,196,587
International Game Technology PLC	1,230,031	22,497,267
Jack in the Box, Inc.	47,330	4,844,226
Penn National Gaming, Inc.(a)	221,150	25,604,747
PlayAGS, Inc.(a)	112,983	923,071
Scientific Games Corp.(a)	26,380	1,235,375
SeaWorld Entertainment, Inc.(a)	180,477	8,962,488
Shake Shack, Inc., Class A(a)(b)	106,518	12,620,253
Texas Roadhouse, Inc.	233,091	21,183,310
Wingstop, Inc.	87,379	11,896,651
		155,434,430
Household Durables — 2.0%
Century Communities, Inc.(a)	44,637	2,469,765
Ethan Allen Interiors, Inc.	78,202	2,003,535
GoPro, Inc., Class A(a)	79,259	596,028
Green Brick Partners, Inc.(a)	195,076	3,848,849
Helen of Troy Ltd.(a)(b)	10,147	2,199,870
Hooker Furniture Corp.	38,792	1,311,558
iRobot Corp.(a)	129,362	16,055,118
KB Home	173,125	6,990,787
LGI Homes, Inc.(a)	41,393	4,522,185
Lovesac Co.(a)(b)	10,585	610,649
MDC Holdings, Inc.	440,062	24,894,307
Security	Shares	Value
Household Durables (continued)
Meritage Homes Corp.(a)	43,722	$ 3,686,202
Sonos, Inc.(a)	21,984	856,057
		70,044,910
Household Products — 0.0%
Central Garden & Pet Co., Class A(a)	32,677	1,356,422
Independent Power and Renewable Electricity Producers — 0.8%
Brookfield Renewable Corp., Class A	242,459	11,196,757
Clearway Energy, Inc., Class A	185,597	4,853,361
Ormat Technologies, Inc.	44,876	3,844,527
Sunnova Energy International, Inc.(a)	165,526	7,422,186
		27,316,831
Insurance — 0.7%
Argo Group International Holdings Ltd.	16,109	744,397
eHealth, Inc.(a)	22,467	1,334,989
Enstar Group Ltd.(a)	3,320	705,799
Fidelity National Financial, Inc.	8,818	337,553
HCI Group, Inc.	14,363	831,187
Heritage Insurance Holdings, Inc.	209,236	2,031,681
Kinsale Capital Group, Inc.	19,396	3,414,860
Protective Insurance Corp., Class B	22,598	517,720
RLI Corp.	37,939	3,958,555
Selectquote, Inc.(a)	113,212	3,452,966
Trupanion, Inc.(a)	91,259	8,830,221
		26,159,928
Interactive Media & Services — 0.2%
Bumble, Inc., Class A(a)	36,473	2,454,998
Eventbrite, Inc., Class A(a)	32,615	648,060
EverQuote, Inc., Class A(a)	25,901	1,268,631
MediaAlpha, Inc., Class A(a)	9,448	496,114
QuinStreet, Inc.(a)	16,541	395,165
TrueCar, Inc.(a)	158,931	861,406
		6,124,374
Internet & Direct Marketing Retail — 1.1%
1-800-Flowers.com, Inc., Class A(a)	235,006	6,645,970
CarParts.com, Inc.(a)(b)	152,232	2,699,073
Lands’ End, Inc.(a)(b)	7,606	251,302
Magnite, Inc.(a)	90,954	4,444,922
Overstock.com, Inc.(a)(b)	121,822	8,182,784
RealReal, Inc.(a)(b)	209,093	5,340,235
Stamps.com, Inc.(a)	29,845	5,429,701
Stitch Fix, Inc., Class A(a)	81,089	6,187,902
		39,181,889
IT Services — 1.5%
BM Technologies(a)	2,645	30,443
Cardtronics PLC, Class A(a)	29,203	1,125,776
CSG Systems International, Inc.	124,354	5,738,937
Grid Dynamics Holdings, Inc.(a)	88,783	1,323,755
Hackett Group, Inc.	153,271	2,394,093
I3 Verticals, Inc., Class A(a)	12,112	402,118
International Money Express, Inc.(a)	78,670	1,158,809
KBR, Inc.	332,695	10,313,545
Limelight Networks, Inc.(a)	327,420	1,070,663
LiveRamp Holdings, Inc.(a)	49,623	3,134,189
ManTech International Corp., Class A	92,281	7,212,683
MAXIMUS, Inc.	173,015	14,062,659
Perficient, Inc.(a)	13,873	772,587
Rackspace Technology, Inc.(a)(b)	82,435	1,732,784
Verra Mobility Corp.(a)(b)	113,936	1,623,588
		52,096,629

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 0.4%
Malibu Boats, Inc., Class A(a)	62,857	$ 4,685,361
YETI Holdings, Inc.(a)	158,253	10,883,059
		15,568,420
Life Sciences Tools & Services — 1.6%
Codexis, Inc.(a)(b)	59,870	1,323,726
Luminex Corp.	252,319	8,205,414
Medpace Holdings, Inc.(a)	78,483	12,747,994
NanoString Technologies, Inc.(a)	142,273	9,929,233
NeoGenomics, Inc.(a)(b)	254,286	12,960,957
Pacific Biosciences of California, Inc.(a)	176,334	5,390,530
Personalis, Inc.(a)(b)	45,941	1,416,361
Quanterix Corp.(a)	40,410	3,061,058
Repligen Corp.(a)	17,673	3,753,568
		58,788,841
Machinery — 2.3%
Altra Industrial Motion Corp.	80,686	4,673,333
Blue Bird Corp.(a)	56,201	1,366,246
Chart Industries, Inc.(a)	59,887	8,569,231
CIRCOR International, Inc.(a)	19,570	696,888
Energy Recovery, Inc.(a)	18,494	325,494
ESCO Technologies, Inc.	132,266	13,976,548
Evoqua Water Technologies Corp.(a)	137,161	3,367,303
Franklin Electric Co., Inc.	127,499	9,570,075
Gates Industrial Corp. PLC(a)(b)	73,122	1,096,830
Greenbrier Cos., Inc.	32,797	1,543,099
Hillenbrand, Inc.	41,477	1,927,021
Hyster-Yale Materials Handling, Inc.	22,163	1,896,045
John Bean Technologies Corp.	66,730	9,847,346
Kennametal, Inc.	118,232	4,417,148
Manitowoc Co., Inc.(a)	282,903	4,608,490
Proto Labs, Inc.(a)(b)	36,157	5,267,352
Wabash National Corp.	122,802	2,036,057
Welbilt, Inc.(a)	408,285	6,524,394
		81,708,900
Media — 0.6%
Cardlytics, Inc.(a)(b)	70,138	9,288,375
comScore, Inc.(a)	151,550	553,158
Entravision Communications Corp., Class A	337,759	1,057,186
EW Scripps Co, Class A	70,665	1,329,915
iHeartMedia, Inc., Class A(a)	511,962	7,203,305
Meredith Corp.	64,439	1,596,799
Scholastic Corp.	27,455	790,704
		21,819,442
Metals & Mining — 1.3%
Caledonia Mining Corp. PLC	1,611	22,812
Cleveland-Cliffs, Inc.	178,597	2,382,484
Commercial Metals Co.	294,587	7,408,863
Hecla Mining Co.	73,995	483,187
Materion Corp.	78,605	5,382,870
Novagold Resources, Inc.(a)	589,150	4,919,402
Olympic Steel, Inc.	37,790	674,174
Ryerson Holding Corp.(a)	123,041	1,566,312
Schnitzer Steel Industries, Inc., Class A	236,105	8,155,067
United States Steel Corp.	86,566	1,437,861
Worthington Industries, Inc.	205,128	13,105,628
		45,538,660
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc.	470,504	7,843,302
Blackstone Mortgage Trust, Inc., Class A	79,288	2,315,210
Ellington Financial, Inc.	54,820	861,770
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust, Inc.	109,176	$ 1,218,404
Great Ajax Corp.	58,793	661,421
Invesco Mortgage Capital, Inc.	21,910	85,230
KKR Real Estate Finance Trust, Inc.	54,251	999,846
Ladder Capital Corp.	104,639	1,197,070
Ready Capital Corp.	209,618	2,750,188
Two Harbors Investment Corp.	287,280	2,074,162
		20,006,603
Multiline Retail — 0.1%
Big Lots, Inc.	81,270	5,163,896
Multi-Utilities — 0.2%
Black Hills Corp.	57,371	3,394,068
NorthWestern Corp.	74,921	4,381,380
		7,775,448
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.(a)	275,031	2,475,279
Ardmore Shipping Corp.	47,834	188,466
Brigham Minerals, Inc., Class A	535,659	7,665,280
Callon Petroleum Co.(a)	212,328	5,429,227
CNX Resources Corp.(a)	76,381	963,164
CVR Energy, Inc.	447,426	9,879,166
Delek U.S. Holdings, Inc.	562,352	13,811,365
DHT Holdings, Inc.	138,717	774,041
Evolution Petroleum Corp.	294,742	1,046,334
Golar LNG Ltd.(a)	243,075	2,744,317
Green Plains, Inc.(a)	102,505	2,595,427
Laredo Petroleum, Inc.(a)	121,115	3,947,138
Magnolia Oil & Gas Corp., Class A(a)(b)	452,862	5,461,516
Matador Resources Co.(a)	91,022	1,901,449
Nordic American Tankers Ltd.	370,840	1,101,395
Par Pacific Holdings, Inc.(a)	414,543	7,324,975
PBF Energy, Inc., Class A	427,033	6,063,868
PDC Energy, Inc.(a)	108,681	3,798,401
REX American Resources Corp.(a)	2,395	225,298
Scorpio Tankers, Inc.	364,173	5,375,193
SFL Corp. Ltd.	112,931	851,500
Talos Energy, Inc.(a)	189,908	2,011,126
		85,633,925
Paper & Forest Products — 0.8%
Boise Cascade Co.	114,192	5,702,748
Domtar Corp.	49,513	1,834,457
Louisiana-Pacific Corp., Class A	419,931	19,992,915
Neenah, Inc.	18,334	1,014,237
		28,544,357
Personal Products — 0.1%
BellRing Brands, Inc., Class A(a)	15,330	348,298
Edgewell Personal Care Co.	30,036	918,801
elf Beauty, Inc.(a)	53,347	1,368,350
USANA Health Sciences, Inc.(a)	18,749	1,819,778
		4,455,227
Pharmaceuticals — 0.7%
Aerie Pharmaceuticals, Inc.(a)(b)	70,976	1,305,249
Amphastar Pharmaceuticals, Inc.(a)	209,603	3,674,341
Arvinas, Inc.(a)	41,906	3,281,240
Athira Pharma, Inc.(a)	28,008	617,857
BioDelivery Sciences International, Inc.(a)	190,382	799,604
Collegium Pharmaceutical, Inc.(a)	18,972	447,549
Innoviva, Inc.(a)(b)	122,665	1,402,061
NGM Biopharmaceuticals, Inc.(a)	103,595	2,768,058
Odonate Therapeutics, Inc.(a)	29,150	613,608

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Omeros Corp.(a)	169,281	$ 3,375,463
Phibro Animal Health Corp., Class A	10,975	236,731
Prestige Consumer Healthcare, Inc.(a)	95,457	3,981,511
Provention Bio, Inc.(a)	37,220	473,438
Relmada Therapeutics, Inc.(a)	26,749	891,812
Supernus Pharmaceuticals, Inc.(a)(b)	31,804	854,574
Theravance Biopharma, Inc.(a)	84,992	1,408,317
		26,131,413
Professional Services — 1.8%
ASGN, Inc.(a)	140,747	13,085,249
CRA International, Inc.	41,061	2,265,335
Exponent, Inc.	37,950	3,661,037
Forrester Research, Inc.(a)	50,993	2,303,864
Franklin Covey Co.(a)	94,633	2,433,014
Heidrick & Struggles International, Inc.	19,922	715,001
ICF International, Inc.	11,629	970,440
Insperity, Inc.	116,212	10,308,004
Kforce, Inc.	143,244	7,355,579
TriNet Group, Inc.(a)	224,079	17,986,821
Upwork, Inc.(a)	46,566	2,508,976
		63,593,320
Real Estate Management & Development — 1.5%
Cushman & Wakefield PLC(a)	119,416	1,848,560
FRP Holdings, Inc.(a)	34,501	1,557,375
Kennedy-Wilson Holdings, Inc.	345,925	6,489,553
Marcus & Millichap, Inc.(a)	509,724	19,303,248
Newmark Group, Inc., Class A	143,695	1,439,824
RE/MAX Holdings, Inc., Class A	179,298	7,480,313
Realogy Holdings Corp.(a)	526,029	7,932,517
Redfin Corp.(a)(b)	55,654	4,215,234
RMR Group, Inc., Class A	73,760	2,964,414
		53,231,038
Road & Rail — 0.6%
Covenant Transportation Group, Inc., Class A(a)	150,429	2,734,799
Marten Transport Ltd.	143,254	2,317,850
Saia, Inc.(a)	10,936	2,192,996
Universal Logistics Holdings, Inc.	64,379	1,507,113
Werner Enterprises, Inc.	330,271	14,175,231
		22,927,989
Semiconductors & Semiconductor Equipment — 3.0%
Ambarella, Inc.(a)(b)	16,038	1,804,115
Brooks Automation, Inc.	82,471	6,858,288
Cirrus Logic, Inc.(a)	160,130	13,095,431
CMC Materials, Inc.	37,765	6,438,932
FormFactor, Inc.(a)	24,594	1,115,830
Ichor Holdings Ltd.(a)	184,091	7,871,731
Lattice Semiconductor Corp.(a)(b)	148,398	7,140,912
Maxeon Solar Technologies Ltd.(a)(b)	108,410	3,650,165
MaxLinear, Inc.(a)	46,470	1,848,112
Onto Innovation, Inc.(a)	14,870	928,780
Power Integrations, Inc.	161,887	14,305,954
Rambus, Inc.(a)	34,909	732,391
Silicon Laboratories, Inc.(a)	112,120	17,461,569
SiTime Corp.(a)	26,422	2,574,295
SunPower Corp.(a)	185,708	6,457,067
Synaptics, Inc.(a)	116,888	15,666,499
		107,950,071
Software — 5.9%
8x8, Inc.(a)	507,966	17,377,517
A10 Networks, Inc.(a)	72,706	679,074
Security	Shares	Value
Software (continued)
ACI Worldwide, Inc.(a)	142,789	$ 5,463,107
Alarm.com Holdings, Inc.(a)(b)	47,359	4,161,909
Altair Engineering, Inc., Class A(a)	63,602	3,917,247
Appfolio, Inc., Class A(a)(b)	10,819	1,774,532
Appian Corp.(a)(b)	51,090	8,782,371
Avaya Holdings Corp.(a)	53,923	1,599,895
Benefitfocus, Inc.(a)	85,974	1,306,805
Blackbaud, Inc.	17,751	1,221,624
Blackline, Inc.(a)	31,099	3,856,898
Bottomline Technologies DE, Inc.(a)	82,164	3,687,520
Box, Inc., Class A(a)	722,490	13,257,692
Cerence, Inc.(a)(b)	48,280	5,369,702
CommVault Systems, Inc.(a)	79,474	5,064,878
Cornerstone OnDemand, Inc.(a)	42,036	2,123,659
Digital Turbine, Inc.(a)(b)	17,668	1,458,847
Domo, Inc., Class B(a)	32,866	2,094,550
Five9, Inc.(a)	16,217	3,004,037
J2 Global, Inc.(a)	15,456	1,721,489
LivePerson, Inc.(a)	90,931	5,966,892
Mimecast Ltd.(a)(b)	33,131	1,420,657
Model N, Inc.(a)	48,114	2,037,628
ON24, Inc.(a)	36,883	2,086,103
Paylocity Holding Corp.(a)	18,537	3,544,089
Ping Identity Holding Corp.(a)(b)	61,860	1,449,380
Progress Software Corp.	199,531	8,488,049
PROS Holdings, Inc.(a)	187,075	8,867,355
Q2 Holdings, Inc.(a)(b)	50,455	6,149,455
QAD, Inc., Class A	63,840	4,098,528
Qualys, Inc.(a)(b)	49,627	4,821,759
Rapid7, Inc.(a)	118,803	9,057,541
RingCentral, Inc., Class A(a)	15,881	6,005,559
Sailpoint Technologies Holdings, Inc.(a)	149,148	8,408,964
Sprout Social, Inc., Class A(a)	187,977	12,776,797
SPS Commerce, Inc.(a)	56,815	5,722,975
Sumo Logic, Inc.(a)(b)	18,337	557,078
SVMK, Inc.(a)	29,383	547,111
Tenable Holdings, Inc.(a)	31,349	1,282,488
Varonis Systems, Inc.(a)(b)	121,224	22,249,453
Yext, Inc.(a)	416,162	7,041,461
Zuora, Inc., Class A(a)	81,565	1,217,765
		211,720,440
Specialty Retail — 3.1%
Aaron’s Co., Inc.(a)	80,039	1,757,656
American Eagle Outfitters, Inc.	160,248	4,118,374
America’s Car-Mart, Inc.(a)	14,989	2,023,515
Asbury Automotive Group, Inc.(a)	33,646	5,701,315
At Home Group, Inc.(a)(b)	137,512	3,463,927
Buckle, Inc.	181,512	6,977,321
Camping World Holdings, Inc., Class A	142,984	4,475,399
Children’s Place, Inc.(a)	14,390	996,507
Conn’s, Inc.(a)	71,531	1,015,025
Container Store Group, Inc.(a)	23,854	365,682
Designer Brands, Inc., Class A	230,067	2,873,537
GameStop Corp., Class A(a)	9,033	919,017
Group 1 Automotive, Inc.	25,442	3,878,378
Guess?, Inc.	17,993	453,604
Haverty Furniture Cos., Inc.	23,868	863,306
Hibbett Sports, Inc.(a)	25,952	1,667,675
Lithia Motors, Inc., Class A	26,499	9,909,301
MarineMax, Inc.(a)	104,065	4,646,502
Michaels Cos., Inc.(a)(b)	151,774	2,276,610
National Vision Holdings, Inc.(a)(b)	21,481	1,020,133

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Rent-A-Center, Inc.	260,798	$ 15,063,692
RH(a)	14,560	7,139,787
Sally Beauty Holdings, Inc.(a)	73,466	1,182,803
Shoe Carnival, Inc.	46,178	2,260,875
Signet Jewelers Ltd.	114,900	5,719,722
Sleep Number Corp.(a)	23,346	3,201,437
Sonic Automotive, Inc., Class A	31,835	1,467,912
Tilly’s, Inc., Class A(a)	127,733	1,318,205
Urban Outfitters, Inc.(a)	296,913	10,065,351
Zumiez, Inc.(a)	60,072	2,708,046
		109,530,614
Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp.(a)	90,023	3,226,424
Super Micro Computer, Inc.(a)	19,305	629,922
		3,856,346
Textiles, Apparel & Luxury Goods — 1.6%
Crocs, Inc.(a)	253,639	19,459,184
Culp, Inc.	48,129	830,225
Deckers Outdoor Corp.(a)	56,232	18,337,818
Fossil Group, Inc.(a)(b)	131,434	1,989,911
G-III Apparel Group Ltd.(a)(b)	145,806	4,197,755
Kontoor Brands, Inc.	31,682	1,338,564
Oxford Industries, Inc.	91,680	6,989,683
Unifi, Inc.(a)	9,600	239,328
Vera Bradley, Inc.(a)	105,528	1,001,461
Wolverine World Wide, Inc.	40,332	1,409,603
		55,793,532
Thrifts & Mortgage Finance — 2.2%
Essent Group Ltd.	317,702	13,098,853
Federal Agricultural Mortgage Corp., Class C	94,150	8,120,438
Flagstar Bancorp, Inc.	154,142	6,688,221
Merchants Bancorp	82,328	2,801,622
Meridian Bancorp, Inc.	52,590	880,883
Mr Cooper Group, Inc.(a)	37,447	1,177,708
NMI Holdings, Inc., Class A(a)	139,238	3,182,981
Northwest Bancshares, Inc.	132,939	1,877,099
Premier Financial Corp.	121,778	3,733,714
Provident Bancorp, Inc.	49,769	609,670
Provident Financial Services, Inc.	38,343	775,679
Radian Group, Inc.	402,568	8,212,387
Riverview Bancorp, Inc.	251,464	1,659,662
Southern Missouri Bancorp, Inc.	20,688	760,077
TFS Financial Corp.	757,750	14,798,858
Walker & Dunlop, Inc.	55,234	5,504,620
Washington Federal, Inc.	185,306	5,599,947
WSFS Financial Corp.	19,607	1,041,916
		80,524,335
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	121,958	10,411,554
DXP Enterprises, Inc.(a)	9,983	299,889
GATX Corp.	8,529	813,923
H&E Equipment Services, Inc.	98,976	3,061,328
Herc Holdings, Inc.(a)(b)	138,925	12,192,058
MRC Global, Inc.(a)	39,113	341,848
SiteOne Landscape Supply, Inc.(a)	223,963	35,500,375
Security	Shares	Value
Trading Companies & Distributors (continued)
Triton International Ltd.	215,191	$ 12,433,736
Veritiv Corp.(a)	21,104	501,853
WESCO International, Inc.(a)	5,467	438,891
		75,995,455
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	6,677	71,577
Total Common Stocks — 95.9% (Cost: $2,669,970,882)		3,436,502,700
Preferred Securities
Preferred Stocks — 0.0%
Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A, 10.63%(c)(d)	14,500	440,075
Total Preferred Securities — 0.0% (Cost: $384,250)		440,075
Rights
Biotechnology — 0.0%
Alder Biopharmaceuticals, Inc., CVR(a)(e)	38,614	33,980
Household Durables — 0.0%
ZAGG, Inc., CVR(a)	122,846	11,056
Total Rights — 0.0% (Cost: $ —)		45,036
Total Long-Term Investments — 95.9% (Cost: $2,670,355,132)		3,436,987,811
Short-Term Securities(f)(g)
Money Market Funds — 5.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	114,559,175	114,559,175
SL Liquidity Series, LLC, Money Market Series, 0.12%(h)	91,897,117	91,933,876
Total Short-Term Securities — 5.8% (Cost: $206,457,932)		206,493,051
Total Investments — 101.7% (Cost: $2,876,813,064)		3,643,480,862
Liabilities in Excess of Other Assets — (1.7)%		(59,156,766)
Net Assets — 100.0%		$ 3,584,324,096
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 43,962,860	$ 70,596,315(a)	$ —	$ —	$ —	$ 114,559,175	114,559,175	$ 23,512	$ —
SL Liquidity Series, LLC, Money Market Series	62,801,371	29,177,029(a)	—	(15,045)	(29,479)	91,933,876	91,897,117	898,308(b)	—
				$ (15,045)	$ (29,479)	$ 206,493,051		$ 921,820	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,036	03/19/21	$ 113,919	$ (2,423,479)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 19,708,771	$ —	$ —	$ 19,708,771
Air Freight & Logistics	31,310,492	—	—	31,310,492
Airlines	13,728,108	—	—	13,728,108
Auto Components	42,915,735	—	—	42,915,735
Automobiles	10,796,700	—	—	10,796,700
Banks	236,252,473	—	—	236,252,473
Biotechnology	334,570,487	—	—	334,570,487
Building Products	46,920,517	—	—	46,920,517
Capital Markets	100,979,199	—	—	100,979,199
Chemicals	95,721,527	—	—	95,721,527
Commercial Services & Supplies	68,048,179	—	—	68,048,179
Communications Equipment	13,125,636	—	—	13,125,636
Construction & Engineering	60,224,215	—	—	60,224,215
Construction Materials	13,475,541	—	—	13,475,541
Consumer Finance	15,084,118	—	—	15,084,118
Containers & Packaging	768,973	—	—	768,973
Diversified Consumer Services	18,837,848	—	—	18,837,848
Diversified Financial Services	8,892,736	—	—	8,892,736
Diversified Telecommunication Services	17,450,265	—	—	17,450,265

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock Advantage Small Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electric Utilities	$ 14,738,569	$ —	$ —	$ 14,738,569
Electrical Equipment	83,402,002	—	—	83,402,002
Electronic Equipment, Instruments & Components	95,647,457	—	—	95,647,457
Energy Equipment & Services	28,107,902	—	—	28,107,902
Entertainment	8,372,939	—	—	8,372,939
Equity Real Estate Investment Trusts (REITs)	145,858,543	—	—	145,858,543
Food & Staples Retailing	31,813,069	—	—	31,813,069
Food Products	38,422,456	—	—	38,422,456
Gas Utilities	32,113,797	—	—	32,113,797
Health Care Equipment & Supplies	112,624,755	—	—	112,624,755
Health Care Providers & Services	71,825,003	—	—	71,825,003
Health Care Technology	60,719,426	—	—	60,719,426
Hotels, Restaurants & Leisure	155,434,430	—	—	155,434,430
Household Durables	70,044,910	—	—	70,044,910
Household Products	1,356,422	—	—	1,356,422
Independent Power and Renewable Electricity Producers	27,316,831	—	—	27,316,831
Insurance	26,159,928	—	—	26,159,928
Interactive Media & Services	6,124,374	—	—	6,124,374
Internet & Direct Marketing Retail	39,181,889	—	—	39,181,889
IT Services	52,066,186	30,443	—	52,096,629
Leisure Products	15,568,420	—	—	15,568,420
Life Sciences Tools & Services	58,788,841	—	—	58,788,841
Machinery	81,708,900	—	—	81,708,900
Media	21,819,442	—	—	21,819,442
Metals & Mining	45,538,660	—	—	45,538,660
Mortgage Real Estate Investment Trusts (REITs)	20,006,603	—	—	20,006,603
Multiline Retail	5,163,896	—	—	5,163,896
Multi-Utilities	7,775,448	—	—	7,775,448
Oil, Gas & Consumable Fuels	85,633,925	—	—	85,633,925
Paper & Forest Products	28,544,357	—	—	28,544,357
Personal Products	4,455,227	—	—	4,455,227
Pharmaceuticals	26,131,413	—	—	26,131,413
Professional Services	63,593,320	—	—	63,593,320
Real Estate Management & Development	53,231,038	—	—	53,231,038
Road & Rail	22,927,989	—	—	22,927,989
Semiconductors & Semiconductor Equipment	107,950,071	—	—	107,950,071
Software	211,720,440	—	—	211,720,440
Specialty Retail	109,530,614	—	—	109,530,614
Technology Hardware, Storage & Peripherals	3,856,346	—	—	3,856,346
Textiles, Apparel & Luxury Goods	55,793,532	—	—	55,793,532
Thrifts & Mortgage Finance	80,524,335	—	—	80,524,335
Trading Companies & Distributors	75,995,455	—	—	75,995,455
Wireless Telecommunication Services	71,577	—	—	71,577
Preferred Securities	440,075	—	—	440,075
Rights	—	11,056	33,980	45,036
Short-Term Securities
Money Market Funds	114,559,175	—	—	114,559,175
	$ 3,551,471,507	$ 41,499	$ 33,980	3,551,546,986
Investments Valued at NAV(a)				91,933,876
				$ 3,643,480,862
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (2,423,479)	$ —	$ —	$ (2,423,479)
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust